Employee costs - Summary of Employee Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term employee benefits expense [abstract]
Wages and salaries	£ 6,843	£ 6,750	£ 6,706
Social security costs	865	862	818
Pension and other post-employment costs, including augmentations (Note 30)	300	368	356
Cost of share-based incentive plans	390	347	321
Severance and other costs from integration and restructuring activities	374	432	272
Employee costs	£ 8,772	£ 8,759	£ 8,473